Convertible Debentures - Schedule of convertible debentures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 36,495
Interest paid	(3,211)	$ (3,583)
Ending balance	38,301	36,495
Unsecured convertible debenture- March 2019
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,406	0
Acquired on business combination		3,722
Interest payments		(372)
Interest expense	55	56
Debt repayment	(3,461)
Ending balance	0	3,406
Unsecured convertible debenture- December 2019
Disclosure of detailed information about borrowings [line items]
Beginning balance	33,089	28,969
Interest expense	8,423	7,331
Interest paid	(3,211)	(3,211)
Ending balance	$ 38,301	$ 33,089